Financial Instruments - Movement in financial assets included in Level 3 of fair value hierarchy (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Beginning balance	$ 463,195
Ending balance	584,574	$ 463,195
Level 3 [Member]
IFRS Statement [Line Items]
Beginning balance	14,209	10,559
Disposal-capital reduction of investment	(32)	(47)
Recognized in other comprehensive income	65	(35)
Recognized in profit or loss	466	3,732
Ending balance	14,708	14,209	$ 10,559
Financial assets at fair value through profit or loss, category [member]
IFRS Statement [Line Items]
Recognized in profit or loss	472	3,732	2,032
Financial assets at fair value through profit or loss, category [member] | Level 3 [Member]
IFRS Statement [Line Items]
Beginning balance	13,500	9,768
Disposal-capital reduction of investment		0
Recognized in other comprehensive income		0
Recognized in profit or loss	466	3,732
Ending balance	13,966	13,500	9,768
Financial assets at fair value through other comprehensive income, category [member] | Level 3 [Member]
IFRS Statement [Line Items]
Beginning balance	709	791
Disposal-capital reduction of investment	(32)	(47)
Recognized in other comprehensive income	65	(35)
Recognized in profit or loss		0
Ending balance	$ 742	$ 709	$ 791